UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
January 31, 2017
unaudited
Common stocks 80.84% Consumer staples 13.18%	Shares	Value (000)
Philip Morris International Inc.	34,450,698	$3,311,746
Altria Group, Inc.	30,184,848	2,148,558
Imperial Brands PLC	35,706,552	1,650,094
Coca-Cola Co.	37,213,400	1,546,961
Reynolds American Inc.	21,881,257	1,315,720
British American Tobacco PLC	15,400,476	949,219
Nestlé SA	10,753,110	785,660
Diageo PLC	11,101,000	307,720
Kraft Heinz Co.	2,855,433	254,962
Kimberly-Clark Corp.	1,838,043	222,642
Procter & Gamble Co.	2,158,000	189,041
Unilever PLC	4,030,800	163,658
Japan Tobacco Inc.	4,646,900	149,807
PepsiCo, Inc.	862,000	89,458
SalMar ASA	2,835,959	80,216
Unilever NV, depository receipts	1,020,000	41,175
Convenience Retail Asia Ltd.[1]	51,330,000	24,279
		13,230,916
Financials 10.34%
Sampo Oyj, Class A1	31,809,178	1,473,101
Zurich Insurance Group AG	2,481,843	711,033
BNP Paribas SA	10,659,397	680,974
Toronto-Dominion Bank (CAD denominated)	11,272,000	583,935
HSBC Holdings PLC (GBP denominated)	40,787,341	347,064
HSBC Holdings PLC (HKD denominated)	26,313,442	226,375
JPMorgan Chase & Co.	5,966,000	504,903
CME Group Inc., Class A	4,036,000	488,679
Principal Financial Group, Inc.	7,662,000	437,424
Swedbank AB, Class A	17,007,555	429,899
BB&T Corp.	9,181,800	424,107
Lloyds Banking Group PLC	496,340,867	405,421
Bank of Montreal	4,857,596	367,441
Prudential PLC	15,641,358	301,449
KBC Groep NV	4,285,373	277,656
Royal Bank of Canada	3,800,000	273,220
New York Community Bancorp, Inc.	17,727,200	269,276
DBS Group Holdings Ltd	15,163,600	204,104
Mercury General Corp.[1]	2,909,700	184,039
Westpac Banking Corp.	7,394,168	177,821
Wells Fargo & Co.	3,083,800	173,710
American International Group, Inc.	2,600,000	167,076
ABN AMRO Group NV, depository receipts	6,736,747	158,173
Svenska Handelsbanken AB, Class A	10,164,269	151,759
UBS Group AG	9,308,000	150,219
St. James’s Place PLC	8,345,023	112,434
Bank of China Ltd., Class H	228,061,000	104,053
Capital Income Builder — Page 1 of 34

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Skandinaviska Enskilda Banken AB, Class A	8,807,421	$98,928
Bangkok Bank PCL, nonvoting depository receipt	13,859,000	68,685
Credit Suisse Group AG	4,470,313	67,718
Société Générale	1,356,945	66,291
Marsh & McLennan Companies, Inc.	973,000	66,183
Bank of Nova Scotia	1,006,400	60,140
Intesa Sanpaolo SPA	26,895,300	59,228
Union National Bank PJSC	46,855,465	56,131
Aberdeen Asset Management PLC	14,421,700	47,551
Donnelley Financial Solutions, Inc.[2]	278,381	6,703
		10,382,903
Utilities 9.04%
National Grid PLC	129,719,187	1,513,883
SSE PLC[1]	73,273,615	1,372,533
Dominion Resources, Inc.	13,691,888	1,044,417
EDP - Energias de Portugal, SA1	292,513,997	848,787
Southern Co.	14,179,224	700,879
Duke Energy Corp.	8,540,809	670,795
Iberdrola, SA, non-registered shares	97,269,403	612,584
Iberdrola, SA, non-registered shares[2,3]	2,094,875	13,193
Power Assets Holdings Ltd.	33,142,000	318,439
CMS Energy Corp.	7,210,300	307,159
ENGIE SA, bonus shares[3]	22,363,312	267,122
Engie SA	1,584,312	18,924
Exelon Corp.	7,048,000	252,882
Cheung Kong Infrastructure Holdings Ltd.	27,673,000	223,092
PG&E Corp.	2,889,900	178,856
Red Eléctrica de Corporación, SA	9,735,275	173,717
Sempra Energy	1,365,325	139,796
Glow Energy PCL	56,194,100	124,486
Ratchaburi Electricity Generating Holding PCL, foreign registered [1]	77,350,000	112,038
Fortum Oyj	5,000,000	79,829
Pennon Group PLC	6,610,000	65,941
Infratil Ltd.	14,867,000	31,306
		9,070,658
Energy 8.25%
Royal Dutch Shell PLC, Class B	46,450,900	1,306,904
Royal Dutch Shell PLC, Class A	16,015,616	432,671
Royal Dutch Shell PLC, Class B (ADR)	2,625,000	150,859
Royal Dutch Shell PLC, Class A (ADR)	50,076	2,723
Exxon Mobil Corp.	15,057,800	1,263,199
Chevron Corp.	9,848,200	1,096,597
Suncor Energy Inc.	19,731,663	612,004
BP PLC	88,500,869	526,443
TOTAL SA	10,348,990	521,273
Enbridge Inc. (CAD denominated)	11,735,243	499,622
TransCanada Corp.	7,306,138	344,687
Helmerich & Payne, Inc.	3,991,415	284,029
Occidental Petroleum Corp.	3,960,103	268,376
Valero Energy Corp.	3,800,000	249,888
Inter Pipeline Ltd.	10,160,400	220,347
Whitecap Resources Inc.[1]	21,385,000	170,258
Kinder Morgan, Inc.	7,105,700	158,742
Capital Income Builder — Page 2 of 34

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Spectra Energy Corp	2,000,000	$83,300
Veresen Inc.	4,701,600	47,802
ConocoPhillips	815,100	39,744
		8,279,468
Telecommunication services 8.17%
Verizon Communications Inc.	53,004,038	2,597,728
AT&T Inc.	29,177,277	1,230,114
Singapore Telecommunications Ltd.	383,809,631	1,053,921
Vodafone Group PLC	390,349,664	954,375
BCE Inc.	8,210,000	370,105
TELUS Corp.	8,710,508	290,785
Telia Co. AB	71,413,000	289,584
CenturyLink, Inc.	10,943,340	282,995
HKT Trust and HKT Ltd., units	133,993,460	187,548
Nippon Telegraph and Telephone Corp.	3,952,300	174,285
BT Group PLC	45,195,100	172,755
NTT DoCoMo, Inc.	6,373,000	152,763
TalkTalk Telecom Group PLC[1]	51,345,000	101,087
MTN Group Ltd.	10,413,000	96,959
freenet AG	3,122,600	93,575
Advanced Info Service PCL	18,358,000	82,900
Hutchison Telecommunications Hong Kong Holdings Ltd.	207,524,000	67,401
		8,198,880
Health care 7.63%
AbbVie Inc.	32,837,000	2,006,669
Amgen Inc.	9,251,288	1,449,492
Novartis AG	19,003,743	1,391,361
GlaxoSmithKline PLC	40,851,100	785,250
AstraZeneca PLC	6,729,448	355,049
AstraZeneca PLC (ADR)	4,097,700	111,580
Pfizer Inc.	14,435,150	458,027
Johnson & Johnson	2,878,800	326,024
Roche Holding AG, non-registered shares, nonvoting	1,144,819	269,560
ConvaTec Group PLC[2]	50,796,000	157,133
Orion Oyj, Class B	2,862,783	133,257
Takeda Pharmaceutical Co. Ltd.	2,502,000	104,680
Merck & Co., Inc.	936,000	58,023
Eli Lilly and Co.	683,500	52,650
		7,658,755
Industrials 6.11%
Lockheed Martin Corp.	5,172,774	1,300,073
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	50,345,263	719,835
Boeing Co.	4,388,746	717,209
General Electric Co.	23,628,400	701,763
Caterpillar Inc.	6,166,200	589,859
KONE Oyj, Class B	6,755,000	305,536
Sydney Airport, units	63,691,562	282,577
BAE Systems PLC	38,575,900	282,436
Emerson Electric Co.	3,500,000	205,310
Singapore Technologies Engineering Ltd	73,375,000	171,808
MTR Corp. Ltd.	26,903,500	137,311
Cummins Inc.	773,000	113,639
Capital Income Builder — Page 3 of 34

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Edenred SA	4,275,881	$93,078
Andritz AG	1,573,972	84,896
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	66,458
United Technologies Corp.	600,000	65,802
Air New Zealand Ltd.	39,377,907	60,672
Covanta Holding Corp.	3,025,600	48,712
R.R. Donnelley & Sons Co.	2,216,233	38,008
Norfolk Southern Corp.	322,000	37,822
Transurban Group	3,668,056	28,375
PayPoint PLC	1,905,000	23,042
Safran SA	272,000	18,410
LSC Communications, Inc.	699,418	18,339
CTCI Corp. (Taiwan)[3]	9,300,000	14,488
SEEK Ltd.	225,412	2,469
		6,127,927
Information technology 5.39%
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	148,095,000	880,791
International Business Machines Corp.	4,479,300	781,727
Intel Corp.	20,957,900	771,670
Broadcom Ltd.	2,354,000	469,623
Microsoft Corp.	6,453,400	417,212
Texas Instruments Inc.	4,685,000	353,905
Cisco Systems, Inc.	8,600,000	264,192
VTech Holdings Ltd.[1]	20,089,300	249,857
Vanguard International Semiconductor Corp.[1,3]	111,027,725	200,294
Paychex, Inc.	3,282,000	197,872
Xilinx, Inc.	3,012,400	175,322
Moneysupermarket.com Group PLC[1]	35,588,401	147,518
Apple Inc.	1,002,000	121,593
HP Inc.	7,793,300	117,289
Western Union Co.	4,712,000	92,261
QUALCOMM Inc.	1,229,138	65,673
Accenture PLC, Class A	323,300	36,814
Automatic Data Processing, Inc.	345,600	34,902
Quanta Computer Inc.[3]	15,742,996	32,128
		5,410,643
Real estate 4.56%
Crown Castle International Corp. REIT	17,606,505	1,546,379
Link REIT	68,249,396	467,522
Lamar Advertising Co. REIT, Class A	5,815,188	439,163
Gaming and Leisure Properties, Inc. REIT[1]	12,609,657	398,843
Iron Mountain Inc. REIT	8,058,956	288,511
Public Storage REIT	981,000	210,915
HCP, Inc. REIT	6,820,000	206,782
Hospitality Properties Trust REIT	4,941,000	153,813
American Campus Communities, Inc. REIT	3,102,500	150,844
Fibra Uno Administración, SA de CV REIT	78,789,800	112,668
Land and Houses PCL, nonvoting depository receipt	222,947,838	61,420
Land and Houses PCL, foreign registered	128,467,162	35,391
RioCan REIT	4,621,248	92,372
TAG Immobilien AG	5,823,448	78,517
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT[1]	145,255,000	72,194
Unibail-Rodamco SE, non-registered shares REIT	242,422	55,728
Capital Income Builder — Page 4 of 34

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
OUTFRONT Media Inc. REIT	1,907,400	$52,320
Allied Properties REIT	1,898,000	49,447
Fortune REIT	33,946,000	39,380
Ventas, Inc. REIT	522,000	32,192
Alexandria Real Estate Equities, Inc. REIT	181,004	20,059
Prologis, Inc. REIT	179,906	8,788
		4,573,248
Consumer discretionary 4.26%
Las Vegas Sands Corp.	15,890,700	835,533
McDonald’s Corp.	3,951,800	484,372
Six Flags Entertainment Corp.[1]	7,364,558	438,780
ITV PLC	100,044,642	255,740
Ford Motor Co.	20,000,000	247,200
SES SA, Class A (FDR)	11,711,550	227,694
Greene King PLC[1]	24,691,512	211,532
Toyota Motor Corp.	3,468,000	202,226
Taylor Wimpey plc	88,132,500	185,265
Sands China Ltd.	32,510,800	144,559
ProSiebenSat.1 Media SE	2,996,564	127,063
Modern Times Group MTG AB, Class B	3,908,862	120,567
AA PLC[1]	37,969,677	116,501
DineEquity, Inc.[1]	1,475,000	101,155
Daimler AG	1,345,400	100,721
William Hill PLC	27,608,000	89,918
Gannett Co., Inc.[1]	8,547,400	82,226
Marston’s PLC[1]	38,820,428	64,317
Stella International Holdings Ltd.	32,259,000	49,310
Ladbrokes Coral Group PLC	25,130,000	37,747
Barratt Developments PLC	6,186,775	37,179
BCA Marketplace PLC	15,524,700	36,668
Leifheit AG, non-registered shares[1]	320,000	20,868
Pacific Textiles Holdings Ltd.	17,431,000	19,276
Fielmann AG	265,442	18,522
Chow Sang Sang Holdings International Ltd.	5,278,000	10,081
Sitoy Group Holdings Ltd.	18,200,000	4,644
Sa Sa International Holdings Ltd.	9,202,000	3,677
		4,273,341
Materials 2.08%
Rio Tinto PLC	13,477,000	591,867
Amcor Ltd.	40,595,871	440,267
Agrium Inc.	3,120,000	321,079
Potash Corp. of Saskatchewan Inc.	11,895,200	221,251
Dow Chemical Co.	2,282,400	136,100
BHP Billiton PLC	7,169,000	129,642
Givaudan SA	66,000	118,654
BASF SE	470,000	45,216
Nucor Corp.	575,177	33,412
Praxair, Inc.	265,500	31,446
Greatview Aseptic Packaging Co. Ltd.	43,742,000	20,690
		2,089,624
Capital Income Builder — Page 5 of 34

unaudited
Common stocks Miscellaneous 1.83%	Shares	Value (000)
Other common stocks in initial period of acquisition		$1,839,330
Total common stocks (cost: $73,082,815,000)		81,135,693
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[4]	13,000	8,283
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,212
Total preferred securities (cost: $17,994,000)		13,495
Convertible stocks 0.48% Utilities 0.20%
Dominion Resources, Inc., convertible preferred, Series A, units	3,968,702	201,196
Real estate 0.14%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,374,794	138,620
Energy 0.03%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	729,294	35,976
Miscellaneous 0.11%
Other convertible stocks in initial period of acquisition		110,154
Total convertible stocks (cost: $471,746,000)		485,946
Bonds, notes & other debt instruments 16.72% U.S. Treasury bonds & notes 7.20% U.S. Treasury 6.13%	Principal amount (000)
U.S. Treasury 4.50% 2017	$100,000	101,115
U.S. Treasury 4.625% 2017	100,000	100,171
U.S. Treasury 8.75% 2017	50,000	51,168
U.S. Treasury 8.875% 2017	135,850	141,825
U.S. Treasury 3.50% 2018[5]	75,000	77,004
U.S. Treasury 0.75% 2019	3,000	2,957
U.S. Treasury 1.625% 2019	470	473
U.S. Treasury 1.75% 2019	8,570	8,647
U.S. Treasury 3.125% 2019	100,000	104,053
U.S. Treasury 8.125% 2019	93,440	109,208
U.S. Treasury 1.125% 2020	51,950	51,316
U.S. Treasury 1.25% 2020	80,850	80,297
U.S. Treasury 1.25% 2020	40,700	40,387
U.S. Treasury 1.375% 2020	70,000	69,589
U.S. Treasury 1.375% 2020	69,577	68,791
U.S. Treasury 1.375% 2020	50,000	49,875
U.S. Treasury 1.375% 2020	16,500	16,428
U.S. Treasury 1.625% 2020	52,000	51,996
U.S. Treasury 1.75% 2020	36,615	36,712
U.S. Treasury 3.50% 2020	182,650	193,876
Capital Income Builder — Page 6 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2020	$73,700	$78,351
U.S. Treasury 8.50% 2020	76,000	91,853
U.S. Treasury 8.75% 2020	188,700	232,027
U.S. Treasury 8.75% 2020	180,000	224,015
U.S. Treasury 1.125% 2021	197,050	191,085
U.S. Treasury 1.25% 2021	45,000	43,681
U.S. Treasury 1.375% 2021	200,000	196,278
U.S. Treasury 1.375% 2021	33,300	32,816
U.S. Treasury 1.75% 2021	325,261	323,131
U.S. Treasury 2.00% 2021	108,380	108,818
U.S. Treasury 2.00% 2021	56,500	56,730
U.S. Treasury 2.25% 2021	42,570	43,282
U.S. Treasury 3.125% 2021	103,000	108,544
U.S. Treasury 3.625% 2021	31,600	33,930
U.S. Treasury 8.00% 2021	287,500	367,652
U.S. Treasury 8.125% 2021	124,000	157,742
U.S. Treasury 1.875% 2022	82,839	82,693
U.S. Treasury 2.00% 2022	34,650	34,449
U.S. Treasury 2.125% 2022	67,680	67,705
U.S. Treasury 7.25% 2022	48,500	61,750
U.S. Treasury 7.625% 2022	25,000	32,575
U.S. Treasury 1.375% 2023	50,000	47,561
U.S. Treasury 1.50% 2023	84,750	81,513
U.S. Treasury 1.50% 2023	64,170	61,807
U.S. Treasury 1.625% 2023	164,250	158,828
U.S. Treasury 1.625% 2023	50,000	48,401
U.S. Treasury 2.125% 2023	237,169	235,634
U.S. Treasury 2.25% 2023	150,000	150,058
U.S. Treasury 6.25% 2023	75,000	93,767
U.S. Treasury 7.125% 2023	210,000	269,949
U.S. Treasury 2.25% 2024	55,000	54,628
U.S. Treasury 6.875% 2025	25,000	33,751
U.S. Treasury 7.625% 2025	25,000	34,773
U.S. Treasury 2.00% 2026	119,303	114,643
U.S. Treasury 6.00% 2026	50,000	64,576
U.S. Treasury 6.50% 2026	123,000	166,357
U.S. Treasury 6.125% 2027	102,000	136,824
U.S. Treasury 6.375% 2027	45,000	61,165
U.S. Treasury 5.50% 2028	75,000	97,090
U.S. Treasury 6.125% 2029	30,000	41,438
U.S. Treasury 6.25% 2030	107,000	151,296
U.S. Treasury 2.875% 2045	76,415	73,645
U.S. Treasury 2.25% 2046	61,007	51,297
		6,153,996
U.S. Treasury inflation-protected securities 1.07%
U.S. Treasury Inflation-Protected Security 0.125% 2017[6]	21,253	21,338
U.S. Treasury Inflation-Protected Security 0.125% 2020[6]	285,498	290,905
U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	50,920	51,673
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	105,064	104,467
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	27,379	27,540
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	165,053	191,377
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	30,208	29,564
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	107,878	110,072
Capital Income Builder — Page 7 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	$53,872	$61,432
U.S. Treasury Inflation-Protected Security 2.375% 2027[6]	43,087	51,241
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	816	1,031
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	50,257	48,335
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	76,197	84,410
		1,073,385
Total U.S. Treasury bonds & notes		7,227,381
Corporate bonds & notes 6.40% Energy 1.16%
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	3,275	510
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	1,500	922
American Energy (Permian Basin) 7.125% 2020[4]	4,425	3,783
American Energy (Permian Basin) 7.375% 2021[4]	1,700	1,462
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,119
Anadarko Petroleum Corp. 5.55% 2026	5,855	6,598
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,844
Anadarko Petroleum Corp. 6.60% 2046	3,175	3,994
APT Pipelines Ltd. 4.20% 2025[4]	4,440	4,465
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	1,725	1,777
Boardwalk Pipeline Partners 3.375% 2023	3,595	3,522
Boardwalk Pipelines, LP 4.95% 2024	4,695	4,908
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,987
Cenovus Energy Inc. 3.00% 2022	16,340	15,942
Cenovus Energy Inc. 3.80% 2023	6,120	6,096
Cheniere Energy, Inc. 7.00% 2024[4]	3,530	3,958
Cheniere Energy, Inc. 5.875% 2025[4]	8,550	9,074
Chesapeake Energy Corp. 4.272% 2019[9]	2,000	2,005
Chesapeake Energy Corp. 8.00% 2022[4]	2,000	2,142
Chesapeake Energy Corp., Term Loan, 8.50% 2021[7,8,9]	2,150	2,356
Chevron Corp. 2.10% 2021	20,720	20,530
Chevron Corp. 2.954% 2026	10,750	10,543
Concho Resources Inc. 5.50% 2023	1,500	1,564
ConocoPhillips 4.20% 2021	3,120	3,306
ConocoPhillips 4.95% 2026	16,485	18,134
ConocoPhillips 5.95% 2046	600	739
Devon Energy Corp. 5.00% 2045	6,075	6,115
Diamond Offshore Drilling, Inc. 4.875% 2043	16,660	12,245
Ecopetrol SA 5.875% 2023	3,575	3,838
Ecopetrol SA 5.375% 2026	3,855	3,865
Ecopetrol SA 5.875% 2045	1,425	1,267
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,766
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,971
Enbridge Energy Partners, LP 5.20% 2020	650	699
Enbridge Energy Partners, LP 5.875% 2025	32,275	36,016
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,478
Enbridge Energy Partners, LP 7.375% 2045	43,930	54,427
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	24,410
Enbridge Inc. 5.60% 2017	6,940	6,991
Enbridge Inc. 4.00% 2023	19,680	20,263
Enbridge Inc. 4.25% 2026	3,330	3,433
Enbridge Inc. 5.50% 2046	5,320	5,772
Energy Transfer Partners, LP 4.20% 2027	1,020	1,014
Capital Income Builder — Page 8 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.125% 2045	$8,265	$9,044
Energy Transfer Partners, LP 5.30% 2047	2,450	2,421
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,948
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,833
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,789
EnLink Midstream Partners, LP 5.05% 2045	5,095	4,702
Ensco PLC 5.20% 2025	6,010	5,499
Ensco PLC 5.75% 2044	1,060	856
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	875	941
Exxon Mobil Corp. 2.222% 2021	7,750	7,767
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	11,000	8,882
Halliburton Co. 3.80% 2025	9,880	10,067
Halliburton Co. 5.00% 2045	8,980	9,653
Husky Energy Inc. 6.20% 2017	5,500	5,658
Husky Energy Inc. 7.25% 2019	4,500	5,117
Kinder Morgan Energy Partners, LP 6.00% 2017	375	375
Kinder Morgan Energy Partners, LP 3.50% 2023	2,480	2,478
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,866
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	9,897
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	3,309
Kinder Morgan Finance Co. 5.05% 2046	7,500	7,483
Kinder Morgan, Inc. 4.30% 2025	130,619	134,495
Kinder Morgan, Inc. 5.55% 2045	51,660	54,726
NGL Energy Partners LP 5.125% 2019	3,100	3,115
NGPL PipeCo LLC 7.119% 2017[4]	10,225	10,583
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,746
NGPL PipeCo LLC 7.768% 2037[4]	10,000	11,100
Noble Corp. PLC 5.25% 2018	1,090	1,101
Noble Corp. PLC 7.20% 2025	4,470	4,448
Noble Corp. PLC 8.20% 2045	7,020	6,537
Parsley Energy, Inc. 6.25% 2024[4]	900	971
PDC Energy Inc. 7.75% 2022	5,150	5,491
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,856
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,779
Petrobras Global Finance Co. 8.375% 2021	4,000	4,459
Petrobras Global Finance Co. 6.25% 2024	2,320	2,348
Petrobras Global Finance Co. 6.85% 2115	2,075	1,748
Petróleos Mexicanos 5.50% 2019	3,725	3,906
Petróleos Mexicanos 6.375% 2021	4,780	5,123
Petróleos Mexicanos 4.50% 2026	11,830	10,776
Petróleos Mexicanos 6.875% 2026	69,655	73,925
Petróleos Mexicanos 6.50% 2027[4]	7,690	7,925
Petróleos Mexicanos 5.50% 2044	3,650	3,007
Petróleos Mexicanos 5.625% 2046	10,840	9,066
Petróleos Mexicanos 6.75% 2047	18,169	17,191
Phillips 66 2.95% 2017	4,000	4,017
Phillips 66 4.30% 2022	11,525	12,386
Phillips 66 Partners LP 3.605% 2025	1,075	1,062
Phillips 66 Partners LP 3.55% 2026	895	871
Phillips 66 Partners LP 4.68% 2045	160	151
Phillips 66 Partners LP 4.90% 2046	735	722
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,407
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	1,758	1,714
QGOG Constellation SA 6.25% 2019[4]	500	377
Capital Income Builder — Page 9 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Range Resources Corp. 4.875% 2025	$4,225	$4,133
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,548
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,234
Repsol, SA 4.50% 2075	€3,200	3,338
Rice Energy Inc. 6.25% 2022	$2,200	2,293
Rice Energy Inc. 7.25% 2023	4,250	4,579
Royal Dutch Shell PLC 1.75% 2021	10,865	10,561
Royal Dutch Shell PLC 2.50% 2026	1,025	955
Royal Dutch Shell PLC 3.75% 2046	3,170	2,936
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,981
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	3,360
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,090
Sabine Pass Liquefaction, LLC 5.625% 2025	3,495	3,810
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	9,150	9,619
Schlumberger BV 4.00% 2025[4]	19,010	19,893
Seven Generations Energy Ltd. 6.75% 2023[4]	325	349
Shell International Finance BV 1.875% 2021	5,500	5,393
Shell International Finance BV 2.875% 2026	6,630	6,370
Shell International Finance BV 4.00% 2046	6,000	5,783
SM Energy Co. 5.625% 2025	825	813
SM Energy Co. 6.75% 2026	575	601
Southwestern Energy Co. 6.70% 2025	15,460	15,576
Spectra Energy Partners, LP 2.95% 2018	4,040	4,104
Spectra Energy Partners, LP 3.375% 2026	2,125	2,044
Sunoco LP 6.25% 2021	6,165	6,336
Targa Resources Corp. 4.125% 2019	6,000	6,120
Targa Resources Corp. 5.125% 2025[4]	775	805
Targa Resources Partners LP 5.375% 2027[4]	775	807
TC PipeLines, LP 4.375% 2025	5,345	5,423
Tesoro Corp. 4.75% 2023[4]	5,375	5,543
Tesoro Corp. 5.125% 2026[4]	9,800	10,253
Tesoro Logistics LP 5.50% 2019	575	613
Tesoro Logistics LP 6.125% 2021	430	451
Tesoro Logistics LP 6.25% 2022	1,400	1,498
Tesoro Logistics LP 6.375% 2024	340	371
TransCanada Corp. 5.875% 2076	61,650	65,349
TransCanada PipeLines Ltd. 6.50% 2018	10,000	10,680
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,430	11,467
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	1,625	1,670
Transocean Inc. 8.125% 2021	1,985	2,064
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,175	2,180
Valero Energy Partners LP 4.375% 2026	2,630	2,667
Weatherford International PLC 7.75% 2021	1,475	1,528
Weatherford International PLC 9.875% 2024[4]	1,825	1,976
Western Gas Partners LP 2.60% 2018	1,375	1,383
Western Gas Partners LP 3.95% 2025	3,035	3,025
Western Gas Partners LP 4.65% 2026	3,310	3,440
Williams Partners LP 4.125% 2020	5,000	5,231
Williams Partners LP 3.60% 2022	3,500	3,560
Williams Partners LP 4.50% 2023	3,350	3,528
Williams Partners LP 4.30% 2024	6,030	6,219
Williams Partners LP 3.90% 2025	4,030	4,025
Williams Partners LP 4.00% 2025	10,600	10,686
Capital Income Builder — Page 10 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.90% 2045	$3,730	$3,606
Williams Partners LP 5.10% 2045	10,566	10,550
		1,167,981
Health care 0.89%
Abbott Laboratories 2.90% 2021	25,305	25,276
Abbott Laboratories 3.40% 2023	9,530	9,522
Abbott Laboratories 3.75% 2026	35,435	35,034
Abbott Laboratories 4.75% 2036	3,175	3,186
Abbott Laboratories 4.90% 2046	6,355	6,428
AbbVie Inc. 2.50% 2020	24,235	24,361
AbbVie Inc. 2.30% 2021	11,485	11,312
AbbVie Inc. 3.20% 2022	10,015	10,050
AbbVie Inc. 2.85% 2023	3,055	2,977
AbbVie Inc. 3.20% 2026	17,925	17,030
AbbVie Inc. 4.45% 2046	14,415	13,503
Aetna Inc. 2.40% 2021	20,975	21,079
Aetna Inc. 2.80% 2023	3,280	3,258
Aetna Inc. 3.20% 2026	28,645	28,691
Aetna Inc. 4.25% 2036	2,220	2,233
Allergan PLC 2.35% 2018	17,700	17,815
Allergan PLC 3.00% 2020	6,830	6,941
Allergan PLC 3.45% 2022	9,790	9,937
Allergan PLC 3.80% 2025	42,668	42,657
Allergan PLC 4.55% 2035	810	801
Allergan PLC 4.75% 2045	14,075	13,934
Amgen Inc. 1.85% 2021	8,835	8,527
Amgen Inc. 2.60% 2026	8,575	7,882
Amgen Inc. 4.40% 2045	2,000	1,907
Baxalta Inc. 4.00% 2025	4,830	4,855
Becton, Dickinson and Co. 2.675% 2019	2,962	3,010
Becton, Dickinson and Co. 3.734% 2024	1,504	1,544
Becton, Dickinson and Co. 4.685% 2044	1,770	1,836
Biogen Inc. 5.20% 2045	4,750	5,098
Boston Scientific Corp. 2.85% 2020	11,470	11,628
Boston Scientific Corp. 6.00% 2020	8,075	8,884
Boston Scientific Corp. 3.375% 2022	5,300	5,403
Boston Scientific Corp. 3.85% 2025	4,000	4,035
Celgene Corp. 3.625% 2024	5,515	5,554
Celgene Corp. 3.875% 2025	22,730	23,035
Celgene Corp. 4.625% 2044	9,505	9,357
Centene Corp. 5.625% 2021	4,830	5,083
Centene Corp. 4.75% 2022	7,730	7,885
Centene Corp. 6.125% 2024	1,350	1,438
Centene Corp. 4.75% 2025	4,450	4,403
Concordia Healthcare Corp. 9.50% 2022[4]	2,610	1,122
DJO Finco Inc. 8.125% 2021[4]	3,675	3,197
EMD Finance LLC 2.40% 2020[4]	1,600	1,597
EMD Finance LLC 2.95% 2022[4]	9,800	9,782
EMD Finance LLC 3.25% 2025[4]	18,700	18,321
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	3,175	2,723
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	915	802
Gilead Sciences, Inc. 3.25% 2022	1,780	1,822
Gilead Sciences, Inc. 2.95% 2027	8,375	7,984
Capital Income Builder — Page 11 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 4.15% 2047	$7,165	$6,724
HCA Inc. 3.75% 2019	1,915	1,953
HCA Inc. 6.50% 2020	5,000	5,475
HCA Inc. 5.00% 2024	3,500	3,653
HCA Inc. 5.25% 2025	1,500	1,583
HCA Inc. 5.25% 2026	4,175	4,363
HCA Inc. 4.50% 2027	1,000	989
Humana Inc. 3.85% 2024	6,800	6,910
Humana Inc. 4.95% 2044	700	739
IMS Health Holdings, Inc. 5.00% 2026[4]	760	767
inVentiv Health, Inc. 7.50% 2024[4]	1,875	1,973
inVentiv Health, Inc., Term Loan B, 4.75% 2023[7,8,9]	6,000	6,052
Johnson & Johnson 2.45% 2026	4,830	4,620
Kindred Healthcare, Inc. 8.00% 2020	1,875	1,856
Kinetic Concepts, Inc. 7.875% 2021[4]	1,475	1,597
Kinetic Concepts, Inc. 9.625% 2021[4]	12,000	12,879
Kinetic Concepts, Inc. 12.50% 2021[4]	5,000	5,600
Laboratory Corporation of America Holdings 4.70% 2045	12,565	12,514
Mallinckrodt PLC 5.625% 2023[4]	4,195	3,739
McKesson Corp. 2.284% 2019	4,815	4,834
MEDNAX, Inc. 5.25% 2023[4]	370	383
Medtronic, Inc. 4.625% 2045	2,825	3,014
Merck & Co., Inc. 1.269% 2018[9]	30,000	30,135
Molina Healthcare, Inc. 5.375% 2022	5,855	6,075
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,030
Pfizer Inc. 1.263% 2018[9]	5,000	5,021
Pfizer Inc. 7.20% 2039	196	283
Roche Holdings, Inc. 2.375% 2027[4]	14,175	13,282
Shire PLC 2.40% 2021	16,775	16,316
Shire PLC 2.875% 2023	13,680	13,086
Shire PLC 3.20% 2026	25,990	24,451
St. Jude Medical, Inc. 2.80% 2020	2,645	2,661
Tenet Healthcare Corp. 4.375% 2021	5,000	5,053
Tenet Healthcare Corp. 6.75% 2023	1,815	1,720
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,225
Tenet Healthcare Corp., First Lien, 6.00% 2020	2,115	2,237
Tenet Healthcare Corp., First Lien, 4.50% 2021	15,500	15,655
Teva Pharmaceutical Finance Company BV 2.20% 2021	17,665	16,877
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,980	8,424
Teva Pharmaceutical Finance Company BV 3.15% 2026	28,325	25,759
Teva Pharmaceutical Finance Company BV 4.10% 2046	9,390	7,896
UnitedHealth Group Inc. 2.70% 2020	6,460	6,569
UnitedHealth Group Inc. 3.75% 2025	8,180	8,505
UnitedHealth Group Inc. 3.45% 2027	10,250	10,400
UnitedHealth Group Inc. 4.625% 2035	1,475	1,604
UnitedHealth Group Inc. 4.75% 2045	2,455	2,699
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	40,825	31,129
VPI Escrow Corp. 6.75% 2018[4]	17,914	17,757
VPI Escrow Corp. 6.375% 2020[4]	8,435	7,454
VRX Escrow Corp. 5.375% 2020[4]	3,465	2,993
VRX Escrow Corp. 5.875% 2023[4]	1,615	1,238
VRX Escrow Corp. 6.125% 2025[4]	1,110	835
WellPoint, Inc. 2.30% 2018	2,740	2,757
WellPoint, Inc. 2.25% 2019	2,000	2,009
Capital Income Builder — Page 12 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.00% 2018	$4,000	$4,013
Zimmer Holdings, Inc. 2.70% 2020	5,500	5,534
Zimmer Holdings, Inc. 3.15% 2022	4,000	4,001
Zimmer Holdings, Inc. 3.55% 2025	4,185	4,093
		895,732
Telecommunication services 0.83%
Altice Finco SA 6.50% 2022[4]	700	732
Altice Finco SA, First Lien, 7.75% 2022[4]	11,250	11,967
América Móvil, SAB de CV 6.45% 2022	MXN45,000	1,997
América Móvil, SAB de CV 8.46% 2036	147,200	6,151
AT&T Inc. 4.250% 2027	$30,633	30,605
AT&T Inc. 8.25% 2031	2,633	3,642
AT&T Inc. 4.35% 2045	2,184	1,882
AT&T Inc. 5.45% 2047	17,000	16,905
AT&T Inc. 4.50% 2048	12,750	11,174
CenturyLink, Inc. 7.50% 2024	41,666	44,218
CenturyLink, Inc., Series T, 5.80% 2022	2,500	2,581
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	8,425	8,678
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,118
Deutsche Telekom International Finance BV 2.82% 2022[4]	11,250	11,188
Frontier Communications Corp. 8.875% 2020	1,000	1,069
Frontier Communications Corp. 9.25% 2021	5,575	5,840
Frontier Communications Corp. 10.50% 2022	10,825	11,360
Frontier Communications Corp. 7.125% 2023	1,650	1,485
Frontier Communications Corp. 11.00% 2025	72,360	73,445
Intelsat Jackson Holding Co. 7.25% 2019	600	519
Intelsat Jackson Holding Co. 7.25% 2020	625	494
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,10]	5,382	5,213
MetroPCS Wireless, Inc. 6.25% 2021	25,500	26,487
Numericable Group SA 6.00% 2022[4]	2,495	2,576
Numericable Group SA 7.375% 2026[4]	3,650	3,760
SoftBank Group Corp. 3.36% 2023[4,8]	20,000	20,075
Sprint Capital Corp. 6.90% 2019	17,200	18,404
Sprint Nextel Corp. 8.375% 2017	22,875	23,618
Sprint Nextel Corp. 9.125% 2017	112,350	113,075
Sprint Nextel Corp. 7.00% 2020	6,500	6,971
Sprint Nextel Corp. 7.25% 2021	1,950	2,091
Sprint Nextel Corp. 11.50% 2021	158,585	197,835
Sprint Nextel Corp. 7.875% 2023	42,000	46,015
T-Mobile US, Inc. 6.542% 2020	14,604	15,042
T-Mobile US, Inc. 6.50% 2024	3,000	3,240
T-Mobile US, Inc. 6.375% 2025	8,275	8,968
T-Mobile US, Inc. 6.50% 2026	20,075	22,138
Verizon Communications Inc. 1.75% 2021	4,340	4,147
Verizon Communications Inc. 2.625% 2026	18,481	16,798
Verizon Communications Inc. 3.85% 2042	3,840	3,212
Verizon Communications Inc. 4.125% 2046	6,750	5,836
Verizon Communications Inc. 4.522% 2048	5,065	4,593
Vodafone Group PLC 5.625% 2017	10,450	10,482
Wind Acquisition SA 4.75% 2020[4]	9,300	9,509
		832,135
Capital Income Builder — Page 13 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.82%	Principal amount (000)	Value (000)
ACE Capital Trust II 9.70% 2030	$7,210	$10,689
ACE INA Holdings Inc. 2.30% 2020	1,625	1,630
ACE INA Holdings Inc. 2.875% 2022	3,695	3,727
ACE INA Holdings Inc. 3.35% 2026	3,690	3,721
ACE INA Holdings Inc. 4.35% 2045	4,135	4,328
Allstate Corp. 3.28% 2026	3,440	3,432
Allstate Corp. 4.20% 2046	680	686
American Express Co. 6.15% 2017	9,080	9,324
AXA SA, junior subordinated 6.463% (undated)[4]	1,900	1,908
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	7,000	7,564
Bank of America Corp. 5.75% 2017	5,000	5,170
Bank of America Corp. 5.65% 2018	1,940	2,029
Bank of America Corp. 2.625% 2020	6,250	6,265
Bank of America Corp. 5.875% 2021	5,000	5,575
Bank of America Corp. 3.248% 2027	20,516	19,347
Bank of America Corp. 3.824% 2028	18,000	17,905
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	6,875	7,186
Bank of America Corp., Series AA, 6.10% (undated)	1,050	1,096
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,084
Barclays Bank PLC 5.14% 2020	15,525	16,517
Barclays Bank PLC 4.375% 2026	7,750	7,800
BB&T Corp. 2.45% 2020	7,800	7,873
Berkshire Hathaway Finance Corp. 1.15% 2018	2,250	2,240
Berkshire Hathaway Inc. 2.20% 2021	2,240	2,241
Berkshire Hathaway Inc. 3.125% 2026	2,205	2,189
BPCE SA group 2.75% 2021	15,825	15,735
CBOE Holdings, Inc. 3.65% 2027	2,565	2,562
CIT Group Inc. 5.00% 2018[4]	7,000	7,114
CIT Group Inc. 3.875% 2019	2,525	2,585
Citigroup Inc. 2.50% 2018	7,500	7,569
Citigroup Inc. 8.50% 2019	12,656	14,406
Citigroup Inc. 2.021% 2021[9]	7,740	7,745
Citigroup Inc. 2.90% 2021	28,000	27,936
Citigroup Inc. 3.20% 2026	17,475	16,598
Citigroup Inc. 3.887% 2028	15,000	15,014
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,723	11,145
Citigroup Inc., Series T, 6.25% (undated)	113	119
CNA Financial Corp. 7.35% 2019	6,000	6,836
Credit Suisse Group AG 3.80% 2022	7,888	7,970
Credit Suisse Group AG 3.80% 2023	12,050	12,061
Credit Suisse Group AG 4.55% 2026	7,500	7,713
Discover Financial Services 10.25% 2019	4,334	4,986
Goldman Sachs Group, Inc. 2.398% 2021[9]	5,000	5,074
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,416
Goldman Sachs Group, Inc. 3.50% 2026	15,855	15,476
Goldman Sachs Group, Inc. 3.85% 2027	14,750	14,760
HBOS PLC 6.75% 2018[4]	25,085	26,489
HSBC Holdings PLC 2.65% 2022	12,350	12,096
HSBC USA Inc. 1.877% 2018[9]	5,000	5,012
Intesa Sanpaolo SpA 5.017% 2024[4]	6,370	5,875
iStar Financial Inc. 4.875% 2018	1,650	1,673
JPMorgan Chase & Co. 6.30% 2019	5,000	5,458
JPMorgan Chase & Co. 4.625% 2021	5,000	5,390
JPMorgan Chase & Co. 3.782% 2028	16,750	16,829
Capital Income Builder — Page 14 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	$49,540	$51,150
Leucadia National Corp. 5.50% 2023	3,265	3,476
MetLife Global Funding I 2.30% 2019[4]	5,395	5,435
MetLife Global Funding I 2.00% 2020[4]	2,155	2,143
MetLife Global Funding I 2.50% 2020[4]	4,000	4,010
MetLife Global Funding I 1.95% 2021[4]	11,000	10,693
MetLife, Inc. 3.60% 2025	2,870	2,923
Metropolitan Life Global Funding I, 3.45% 2026[4]	10,140	10,191
Morgan Stanley 2.125% 2018	10,000	10,045
Morgan Stanley 2.50% 2021	15,000	14,824
Morgan Stanley 2.625% 2021	20,500	20,206
Morgan Stanley 2.205% 2022[9]	3,500	3,518
Morgan Stanley 3.875% 2026	7,525	7,586
Morgan Stanley 3.625% 2027	23,825	23,495
New York Life Global Funding 1.50% 2019[4]	3,665	3,626
New York Life Global Funding 2.10% 2019[4]	6,000	6,039
New York Life Global Funding 1.95% 2020[4]	2,190	2,182
New York Life Global Funding 1.70% 2021[4]	21,500	20,760
Nordea Bank AB 1.625% 2018[4]	2,500	2,496
Northern Trust Corp. 5.85% 2017[4]	2,850	2,943
PNC Preferred Funding Trust I, junior subordinated 2.613% (undated)[4,9]	15,300	14,784
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	15,104
Rabobank Nederland 2.75% 2022	250	250
US Bancorp. 1.396% 2018[9]	5,000	5,019
US Bancorp. 2.625% 2022	12,165	12,197
US Bank NA 2.00% 2020	2,000	2,001
Wells Fargo & Co. 2.10% 2021	15,000	14,604
Wells Fargo & Co. 3.00% 2026	12,070	11,467
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	71,606	75,276
Westpac Banking Corp. 2.80% 2022	10,500	10,525
		825,136
Consumer discretionary 0.68%
21st Century Fox America, Inc. 4.95% 2045	1,700	1,724
Adient Global Holdings Ltd. 4.875% 2026[4]	750	738
Amazon.com, Inc. 4.95% 2044	2,750	3,171
American Honda Finance Corp. 1.70% 2021	10,000	9,657
Bayerische Motoren Werke AG 1.45% 2019[4]	10,210	10,068
Bayerische Motoren Werke AG 1.85% 2021[4]	2,500	2,418
Bayerische Motoren Werke AG 2.00% 2021[4]	15,000	14,707
Burger King Corp. 4.625% 2022[4]	13,000	13,374
Cablevision Systems Corp. 7.75% 2018	18,475	19,491
Cablevision Systems Corp. 5.50% 2027[4]	2,400	2,439
CBS Corp. 1.95% 2017	8,000	8,018
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,558
CBS Outdoor Americas Inc. 5.625% 2024	799	837
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	7,815	8,011
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	6,175	6,463
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	800	829
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	29,310	30,785
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	3,275	3,439
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	4,575	4,859
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,786
Comcast Corp. 6.30% 2017	7,000	7,276
Capital Income Builder — Page 15 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.35% 2027	$7,635	$6,945
Comcast Corp. 3.30% 2027	15,500	15,286
Comcast Corp. 4.75% 2044	5,905	6,279
Cumulus Media Holdings Inc. 7.75% 2019	5,030	2,075
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	2,045	1,353
Daimler Finance NA LLC 2.70% 2020[4]	1,500	1,511
DaimlerChrysler North America Holding Corp. 1.746% 2018[4,9]	1,500	1,509
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	14,875	14,421
DaimlerChrysler North America Holding Corp. 2.20% 2021[4]	4,270	4,159
DaimlerChrysler North America Holding Corp. 2.85% 2022[4]	2,500	2,500
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	6,750	6,735
DISH DBS Corp. 7.875% 2019	7,000	7,726
Dollar Tree Inc. 5.25% 2020	575	592
Dollar Tree Inc. 5.75% 2023	11,175	11,862
Federated Department Stores, Inc. 6.90% 2029	3,177	3,463
Ford Motor Co. 4.346% 2026	14,250	14,318
Ford Motor Co. 4.75% 2043	750	704
Ford Motor Co. 5.291% 2046	2,750	2,745
Ford Motor Credit Co. 4.25% 2017	5,000	5,000
Ford Motor Credit Co. 2.375% 2018	2,500	2,514
Ford Motor Credit Co. 2.597% 2019	810	811
Ford Motor Credit Co. 3.219% 2022	4,390	4,371
Ford Motor Credit Co. 3.664% 2024	1,000	980
Ford Motor Credit Co. 4.134% 2025	15,000	15,008
Gannett Co., Inc. 5.125% 2019	1,385	1,421
Gannett Co., Inc. 4.875% 2021[4]	435	447
Gannett Co., Inc. 5.50% 2024[4]	680	691
General Motors Co. 4.00% 2025	1,340	1,323
General Motors Financial Co. 6.75% 2018	1,500	1,591
General Motors Financial Co. 3.70% 2020	15,890	16,277
General Motors Financial Co. 4.375% 2021	5,000	5,217
General Motors Financial Co. 3.45% 2022	3,170	3,168
General Motors Financial Co. 3.70% 2023	2,730	2,711
General Motors Financial Co. 4.30% 2025	7,500	7,486
General Motors Financial Co. 4.00% 2026	3,500	3,398
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,854
Hilton Worldwide Holdings Inc. 4.25% 2024[4]	2,000	1,972
Home Depot, Inc. 4.40% 2021	10,000	10,846
Home Depot, Inc. 2.125% 2026	10,820	9,949
International Game Technology 6.25% 2022[4]	2,800	2,998
Li & Fung Ltd. 6.00% (undated)	28,831	29,444
Limited Brands, Inc. 8.50% 2019	3,006	3,400
Limited Brands, Inc. 7.00% 2020	2,994	3,316
Limited Brands, Inc. 6.875% 2035	2,575	2,523
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	6,955
Marriott International, Inc., Series I, 6.375% 2017	5,250	5,348
McDonald’s Corp. 3.70% 2026	7,895	8,022
McDonald’s Corp. 4.875% 2045	5,700	6,080
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[7,8,9]	3,592	3,456
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	6,875	7,236
MGM Resorts International 6.75% 2020	2,025	2,248
MGM Resorts International 7.75% 2022	12,700	14,823
Michaels Stores, Inc. 5.875% 2020[4]	725	746
NBC Universal Enterprise, Inc. 1.707% 2018[4,9]	13,105	13,196
Capital Income Builder — Page 16 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NBC Universal Enterprise, Inc. 5.25% 2049[4]	$9,635	$10,117
Needle Merger Sub Corp. 8.125% 2019[4]	1,714	1,714
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,150	1,344
Neiman Marcus Group LTD Inc. 8.75% 2021[4,10]	3,955	2,324
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	6,289	5,241
Newell Rubbermaid Inc. 2.60% 2019	6,445	6,528
Newell Rubbermaid Inc. 3.15% 2021	15,055	15,296
Newell Rubbermaid Inc. 3.85% 2023	11,275	11,637
Newell Rubbermaid Inc. 4.20% 2026	21,685	22,486
Newell Rubbermaid Inc. 5.50% 2046	16,585	18,792
NIKE, Inc. 3.875% 2045	7,145	6,946
PETCO Animal Supplies, Inc., Term Loan B1, 4.25% 2023[7,8,9]	9,405	9,292
PETsMART, Inc. 7.125% 2023[4]	7,100	6,993
Playa Resorts Holding BV 8.00% 2020[4]	6,600	6,979
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	761
Schaeffler Verwaltungs 4.125% 2021[4,10]	500	504
Schaeffler Verwaltungs 4.50% 2023[4,10]	325	323
Starbucks Corp. 2.70% 2022	1,500	1,516
Starbucks Corp. 4.30% 2045	1,750	1,840
Tenneco Inc. 5.00% 2026	1,475	1,477
Thomson Reuters Corp. 1.30% 2017	2,455	2,455
Thomson Reuters Corp. 1.65% 2017	2,880	2,885
Thomson Reuters Corp. 4.30% 2023	2,085	2,202
Thomson Reuters Corp. 5.65% 2043	2,375	2,637
Time Warner Cable Inc. 5.00% 2020	10,000	10,644
Time Warner Inc. 3.80% 2027	4,535	4,432
Toyota Motor Credit Corp. 2.60% 2022	3,585	3,586
Toyota Motor Credit Corp. 2.25% 2023	5,630	5,395
Under Armour, Inc. 3.25% 2026	2,840	2,626
Univision Communications Inc. 6.75% 2022[4]	10,000	10,525
Volkswagen Group of America Finance, LLC 1.25% 2017[4]	5,930	5,926
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	4,070	4,042
Warner Music Group 5.625% 2022[4]	5,824	6,021
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,717
Wynn Macau, Ltd. 5.25% 2021[4]	1,000	1,026
ZF Friedrichshafen AG 4.50% 2022[4]	7,395	7,617
ZF Friedrichshafen AG 4.75% 2025[4]	8,000	8,164
		676,667
Utilities 0.54%
AES Corp. 8.00% 2020	2,900	3,353
AES Corp. 7.375% 2021	7,000	7,910
AES Corp. 6.00% 2026	1,250	1,300
American Electric Power Co., Inc. 2.75% 2026	10,000	9,462
Calpine Corp. 6.00% 2022[4]	350	367
Calpine Corp. 5.375% 2023	2,925	2,896
Calpine Corp. 7.875% 2023[4]	882	923
Calpine Corp. 5.875% 2024[4]	5,000	5,262
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	24,261
CMS Energy Corp. 8.75% 2019	2,060	2,368
CMS Energy Corp. 5.05% 2022	15,190	16,657
CMS Energy Corp. 3.875% 2024	1,650	1,708
CMS Energy Corp. 3.00% 2026	13,500	12,973
CMS Energy Corp. 2.95% 2027	13,250	12,628
Capital Income Builder — Page 17 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.75% 2027[4]	$745	$720
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,502
Consumers Energy Co. 5.65% 2020	4,058	4,459
Consumers Energy Co. 3.375% 2023	481	498
Dominion Resources, Inc. 1.875% 2018[4]	11,000	10,985
Dominion Resources, Inc. 4.104% 2021	2,000	2,080
Dominion Resources, Inc. 2.75% 2022	2,401	2,398
Duke Energy Corp. 1.80% 2021	2,982	2,879
Duke Energy Corp. 3.75% 2024	2,490	2,575
Duke Energy Corp. 2.65% 2026	10,225	9,569
Duke Energy Florida, LLC 1.85% 2020	3,167	3,168
Duke Energy Florida, LLC 3.20% 2027	8,000	8,025
Dynegy Finance Inc. 6.75% 2019	2,520	2,599
Dynegy Finance Inc. 7.375% 2022	2,290	2,273
Dynegy Finance Inc. 7.625% 2024	2,570	2,461
Electricité de France SA 4.95% 2045[4]	6,500	6,665
Emera Inc. 6.75% 2076	16,424	17,984
Emera US Finance LP 2.70% 2021	4,000	3,973
Emera US Finance LP 3.55% 2026	3,300	3,243
Entergy Corp. 5.59% 2024	1,221	1,417
Entergy Corp. 2.40% 2026	7,990	7,515
Entergy Corp. 2.95% 2026	16,308	15,421
Entergy Corp. 4.44% 2026	6	6
Entergy Louisiana, LLC 3.30% 2022	3,264	3,341
Eversource Energy 2.50% 2021	3	3
Eversource Energy 2.375% 2022	2,824	2,781
Eversource Energy 2.80% 2023	388	382
Exelon Corp. 2.45% 2021	420	416
Exelon Corp. 3.95% 2025	5,740	5,865
Exelon Corp. 3.40% 2026	7,830	7,662
Exelon Corp. 4.45% 2046	7,000	6,983
FirstEnergy Corp. 7.375% 2031	7,202	9,408
FirstEnergy Corp., Series B, 4.25% 2023	13,302	13,885
MidAmerican Energy Co. 3.95% 2047	4,095	4,058
Mississippi Power Co. 4.25% 2042	10,000	8,803
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,500	1,497
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	1,490	1,651
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,504	2,447
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,075	4,078
NRG Energy, Inc. 6.625% 2023	2,000	2,070
NRG Energy, Inc. 7.25% 2026[4]	3,825	4,021
NRG Energy, Inc. 6.625% 2027[4]	1,025	1,024
NV Energy, Inc 6.25% 2020	13,450	15,227
Ohio Power Co., Series G, 6.60% 2033	3,178	3,944
Ohio Power Co., Series D, 6.60% 2033	704	872
Pacific Gas and Electric Co. 3.25% 2021	4,317	4,425
Pacific Gas and Electric Co. 3.25% 2023	12,500	12,756
Pacific Gas and Electric Co. 3.85% 2023	2,000	2,110
Pacific Gas and Electric Co. 3.40% 2024	4,032	4,114
Pacific Gas and Electric Co. 3.75% 2024	602	629
Pacific Gas and Electric Co. 3.75% 2042	1,119	1,065
Pacific Gas and Electric Co. 4.00% 2046	5,300	5,266
Pennsylvania Electric Co. 6.05% 2017	3,000	3,071
Progress Energy, Inc. 7.05% 2019	9,650	10,644
Capital Income Builder — Page 18 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.00% 2031	$8,000	$10,594
Progress Energy, Inc. 7.75% 2031	8,000	11,051
Public Service Co. of Colorado 5.80% 2018	4,850	5,135
Public Service Co. of Colorado 2.25% 2022	3,834	3,765
Public Service Enterprise Group Inc. 1.60% 2019	6,495	6,421
Public Service Enterprise Group Inc. 2.00% 2021	9,698	9,416
Puget Energy, Inc. 6.50% 2020	8,815	9,936
Puget Energy, Inc. 5.625% 2022	9,010	9,977
Puget Energy, Inc. 3.65% 2025	9,902	9,744
Sierra Pacific Power Co. 2.60% 2026	15,750	15,023
Southern Co. 2.35% 2021	12,500	12,318
Talen Energy Corp. 6.50% 2018	1,000	1,042
Talen Energy Corp. 4.625% 2019[4]	3,000	2,917
Tampa Electric Co. 5.40% 2021	1,987	2,180
Tampa Electric Co. 2.60% 2022	1,803	1,759
Teco Finance, Inc. 1.61% 2018[9]	1,360	1,361
Teco Finance, Inc. 5.15% 2020	19,053	20,415
Virginia Electric and Power Co. 2.95% 2022	7,120	7,264
Virginia Electric and Power Co. 3.45% 2024	1,860	1,911
Virginia Electric and Power Co. 2.95% 2026	7,335	7,136
Virginia Electric and Power Co. 3.15% 2026	4,000	3,969
Xcel Energy Inc. 2.40% 2021	3,336	3,319
Xcel Energy Inc. 2.60% 2022	2,425	2,423
Xcel Energy Inc. 3.30% 2025	5,850	5,857
Xcel Energy Inc. 3.35% 2026	2,740	2,743
Xcel Energy Inc. 6.50% 2036	10,000	12,615
Xcel Energy Inc. 4.80% 2041	712	753
		540,025
Consumer staples 0.34%
Altria Group, Inc. 9.25% 2019	3,834	4,515
Altria Group, Inc. 2.625% 2020	4,340	4,403
Altria Group, Inc. 4.75% 2021	1,500	1,632
Altria Group, Inc. 2.95% 2023	3,800	3,796
Altria Group, Inc. 4.00% 2024	3,000	3,150
Altria Group, Inc. 2.625% 2026	1,375	1,294
Altria Group, Inc. 5.375% 2044	3,375	3,843
Altria Group, Inc. 3.875% 2046	12,640	11,616
Anheuser-Busch InBev NV 6.875% 2019	16,000	18,064
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,297
Anheuser-Busch InBev NV 3.30% 2023	7,140	7,266
Anheuser-Busch InBev NV 3.65% 2026	28,235	28,473
Anheuser-Busch InBev NV 4.90% 2046	4,270	4,590
Constellation Brands, Inc. 3.875% 2019	3,500	3,659
CVS Health Corp. 2.125% 2021	5,010	4,903
CVS Health Corp. 2.875% 2026	6,430	6,108
Kraft Heinz Co. 4.375% 2046	2,615	2,455
Kroger Co. 6.40% 2017	31,300	32,108
Molson Coors Brewing Co. 1.45% 2019	1,245	1,229
Molson Coors Brewing Co. 2.10% 2021	3,325	3,246
Molson Coors Brewing Co. 3.00% 2026	9,020	8,501
Molson Coors Brewing Co. 4.20% 2046	955	885
Mondelez International, Inc. 1.625% 2019[4]	8,000	7,883
PepsiCo, Inc. 1.70% 2021	3,100	3,017
Capital Income Builder — Page 19 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 2.375% 2026	$4,050	$3,817
PepsiCo, Inc. 3.45% 2046	2,000	1,812
Pernod Ricard SA 4.45% 2022[4]	12,500	13,319
Philip Morris International Inc. 3.60% 2023	4,545	4,719
Philip Morris International Inc. 3.875% 2042	4,500	4,174
Philip Morris International Inc. 4.25% 2044	2,000	1,958
Procter & Gamble Co. 1.70% 2021	5,500	5,399
Reynolds American Inc. 2.30% 2018	2,645	2,662
Reynolds American Inc. 3.25% 2020	7,355	7,549
Reynolds American Inc. 4.00% 2022	4,500	4,706
Reynolds American Inc. 4.45% 2025	33,250	34,809
Reynolds American Inc. 5.70% 2035	2,315	2,657
Reynolds American Inc. 6.15% 2043	1,135	1,356
Reynolds American Inc. 5.85% 2045	23,500	27,407
Unilever Capital Corp. 1.375% 2021	10,500	10,092
Walgreens Boots Alliance, Inc. 2.60% 2021	2,025	2,023
Walgreens Boots Alliance, Inc. 3.10% 2023	4,505	4,502
Walgreens Boots Alliance, Inc. 3.45% 2026	2,225	2,173
Walgreens Boots Alliance, Inc. 4.65% 2046	1,250	1,256
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,115
WM. Wrigley Jr. Co 2.90% 2019[4]	2,000	2,036
WM. Wrigley Jr. Co 3.375% 2020[4]	29,685	30,627
		343,101
Information technology 0.32%
Analog Devices, Inc. 2.50% 2021	6,990	6,925
Analog Devices, Inc. 3.125% 2023	2,500	2,488
Analog Devices, Inc. 3.50% 2026	7,520	7,406
Apple Inc. 1.55% 2021	12,130	11,730
Apple Inc. 2.45% 2026	3,750	3,506
Blackboard Inc. 9.75% 2021[4]	77	79
Blackboard Inc., Term Loan B4, 6.023% 2021[7,8,9]	597	600
Broadcom Ltd. 3.00% 2022[4]	46,425	46,269
Broadcom Ltd. 3.625% 2024[4]	5,000	4,995
Broadcom Ltd. 3.875% 2027[4]	34,850	34,741
Camelot Finance SA 7.875% 2024[4]	3,520	3,731
Camelot Finance SA, Term Loan B, 4.75% 2023[7,8,9]	1,995	2,015
Cisco Systems, Inc. 1.85% 2021	8,460	8,265
Dell Inc. 2.65% 2020	6,750	6,550
First Data Corp. 6.75% 2020[4]	1,474	1,524
First Data Corp. 5.00% 2024[4]	13,525	13,711
First Data Corp. 5.75% 2024[4]	775	801
Harris Corp. 2.70% 2020	1,530	1,530
Harris Corp. 3.832% 2025	815	832
Harris Corp. 4.854% 2035	3,050	3,238
Harris Corp. 5.054% 2045	3,360	3,645
Infor Inc. 5.75% 2020[4]	1,475	1,540
International Business Machines Corp. 3.375% 2023	5,000	5,143
JDA Software Group, Inc. 7.375% 2024[4]	550	579
JDA Software Group, Inc., Term Loan B, 4.50% 2023[7,8,9]	2,850	2,868
Kronos Inc., Term Loan B, 5.00% 2023[7,8,9]	1,825	1,846
Kronos Inc., Term Loan B, 9.25% 2024[7,8,9]	2,800	2,897
Microsoft Corp. 1.55% 2021	5,500	5,327
Microsoft Corp. 2.875% 2024	5,150	5,142
Capital Income Builder — Page 20 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.40% 2026	$4,000	$3,730
Microsoft Corp. 3.30% 2027	32,255	32,326
Microsoft Corp. 3.70% 2046	7,300	6,715
Microsoft Corp. 4.25% 2047	10,500	10,625
National Semiconductor Corp. 6.60% 2017	10,000	10,204
NXP BV and NXP Funding LLC 4.125% 2020[4]	4,000	4,150
NXP BV and NXP Funding LLC 4.125% 2021[4]	6,325	6,546
Oracle Corp. 1.602% 2019[9]	5,000	5,045
Oracle Corp. 1.90% 2021	21,250	20,765
Oracle Corp. 2.65% 2026	14,950	14,093
Oracle Corp. 4.125% 2045	2,525	2,473
Oracle Corp. 4.00% 2046	3,750	3,528
Samsung Electronics America, Inc. 1.75% 2017[4]	2,350	2,352
Solera Holdings, Inc. 10.50% 2024[4]	1,750	1,995
Western Digital Corp. 7.375% 2023[4]	1,325	1,462
Western Digital Corp., Term Loan B1, 4.526% 2023[7,8,9]	1,592	1,613
		317,545
Materials 0.30%
Air Liquide SA 1.75% 2021[4]	3,515	3,400
ArcelorMittal 10.85% 2019	10,750	12,672
ArcelorMittal 7.25% 2022	20,500	23,216
Ball Corp. 4.375% 2020	1,225	1,292
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,287
CEMEX Finance LLC 6.00% 2024	3,660	3,770
CEMEX SAB de CV 5.70% 2025	4,190	4,249
CEMEX SAB de CV 7.75% 2026	10,190	11,379
Chemours Co. 6.625% 2023	2,400	2,394
Chemours Co. 7.00% 2025	2,790	2,794
Ecolab Inc. 4.35% 2021	1,500	1,623
First Quantum Minerals Ltd. 6.75% 2020[4]	7,188	7,408
First Quantum Minerals Ltd. 7.00% 2021[4]	23,782	24,436
First Quantum Minerals Ltd. 7.25% 2022[4]	72,600	74,596
FMG Resources 3.75% 2019[7,8,9]	2,467	2,485
FMG Resources 9.75% 2022[4]	5,500	6,408
Freeport-McMoRan Inc. 6.875% 2023[4]	15,000	15,712
Georgia Gulf Corp. 4.875% 2023	2,500	2,603
Glencore Funding LLC 4.00% 2025[4]	1,425	1,421
Monsanto Co. 2.75% 2021	515	513
Monsanto Co. 4.40% 2044	300	295
Mosaic Co. 4.25% 2023	1,700	1,748
Novelis Corp. 6.25% 2024[4]	900	953
Novelis Corp. 5.875% 2026[4]	1,100	1,123
Owens-Illinois, Inc. 5.875% 2023[4]	4,970	5,240
Owens-Illinois, Inc. 6.375% 2025[4]	4,130	4,401
Platform Specialty Products Corp. 10.375% 2021[4]	4,300	4,795
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	393
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,545	2,405
Reynolds Group Inc. 5.75% 2020	9,000	9,277
Reynolds Group Inc. 6.875% 2021[8]	1,945	1,994
Ryerson Inc. 11.00% 2022[4]	6,851	7,652
Summit Materials, Inc. 6.125% 2023	700	726
Tembec Industries Inc. 9.00% 2019[4]	1,055	1,073
Vale Overseas Ltd. 6.875% 2036	5,435	5,674
Capital Income Builder — Page 21 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale Overseas Ltd. 6.875% 2039	$26,855	$27,761
Vale SA 5.625% 2042	315	290
Xstrata Canada Financial Corp. 4.95% 2021[4]	3,250	3,500
Yara International ASA 7.875% 2019[4]	2,225	2,483
Zekelman Industries Inc. 9.875% 2023[4]	1,240	1,404
Zekelman Industries Inc., Term Loan B, 6.00% 2021[7,8,9]	995	1,007
		299,852
Industrials 0.28%
3M Co. 1.625% 2021	3,300	3,241
3M Co. 2.25% 2026	7,250	6,801
3M Co. 3.125% 2046	2,200	1,946
AerCap Holdings NV 2.75% 2017	3,250	3,262
European Aeronautic Defence and Space Company 2.70% 2023[4]	5,335	5,289
Allison Transmission Holdings, Inc. 5.00% 2024[4]	800	808
American Airlines, Inc., 5.50% 2019[4]	3,500	3,647
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	381	406
ARAMARK Corp. 5.125% 2024	11,000	11,522
BNSF Funding Trust I 6.613% 2055	6,700	7,672
Builders Firstsource, Inc. 10.75% 2023[4]	6,025	7,012
Builders FirstSource, Inc. 5.625% 2024[4]	1,075	1,109
Canadian National Railway Co. 5.55% 2018	25,000	26,201
Canadian National Railway Co. 3.20% 2046	2,960	2,595
CEVA Group PLC 7.00% 2021[4]	1,850	1,610
CEVA Group PLC 9.00% 2021[4]	775	523
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.602% 2021[7,8,9]	515	455
CEVA Logistics Canada, ULC, Term Loan, 6.539% 2021[7,8,9]	91	80
CEVA Logistics Holdings BV, Term Loan, 6.539% 2021[7,8,9]	528	467
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.539% 2021[7,8,9]	728	644
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	1,089	1,098
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	195	197
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	1,682	1,790
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	5,899	6,326
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	5,952	6,525
Corporate Risk Holdings LLC 9.50% 2019[4]	6,538	6,865
DAE Aviation Holdings, Inc. 10.00% 2023[4]	4,575	4,861
Deck Chassis Acquisition Inc. 10.00% 2023[4]	5,500	5,899
ERAC USA Finance Co. 2.60% 2021[4]	5,250	5,183
ERAC USA Finance Co. 2.70% 2023[4]	3,250	3,120
Gates Global LLC 6.00% 2022[4]	8,950	8,872
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	9,898	9,889
General Electric Capital Corp. 2.342% 2020	5,984	6,004
General Electric Corp. 5.25% 2017	12,500	12,919
HD Supply, Inc. 5.25% 2021[4]	3,325	3,512
HDTFS Inc. 6.75% 2019	4,846	4,834
Honeywell International Inc. 1.85% 2021	17,660	17,286
Honeywell International Inc. 2.50% 2026	4,500	4,237
LMI Aerospace Inc. 7.375% 2019	2,550	2,614
Lockheed Martin Corp. 1.85% 2018	3,370	3,381
Lockheed Martin Corp. 2.50% 2020	8,340	8,414
Lockheed Martin Corp. 3.10% 2023	2,370	2,398
Lockheed Martin Corp. 3.55% 2026	7,820	7,938
Lockheed Martin Corp. 4.50% 2036	2,320	2,458
Lockheed Martin Corp. 4.70% 2046	8,085	8,732
Capital Income Builder — Page 22 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 2023[4]	$1,200	$1,266
R.R. Donnelley & Sons Co. 7.875% 2021	3,475	3,744
Republic Services, Inc. 3.80% 2018	2,500	2,566
Roper Technologies, Inc. 2.80% 2021	1,380	1,380
Roper Technologies, Inc. 3.80% 2026	2,915	2,914
Siemens AG 1.30% 2019[4]	10,500	10,326
TransDigm Inc. 5.50% 2020	17,400	17,552
United Rentals, Inc. 5.875% 2026	1,675	1,748
United Technologies Corp. 1.95% 2021	9,330	9,160
Watco Companies 6.375% 2023[4]	1,735	1,826
		283,124
Real estate 0.24%
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,891
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,879
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,219
American Campus Communities, Inc. 3.35% 2020	7,200	7,336
American Campus Communities, Inc. 3.75% 2023	10,190	10,336
American Campus Communities, Inc. 4.125% 2024	5,000	5,131
Boston Properties, Inc. 3.65% 2026	4,900	4,863
Brandywine Operating Partnership, LP 5.70% 2017	41	41
Brandywine Operating Partnership, LP 3.95% 2023	170	169
Corporate Office Properties LP 3.60% 2023	515	501
Corporate Office Properties LP 5.25% 2024	590	622
Corporate Office Properties LP 5.00% 2025	4,335	4,504
Crown Castle International Corp. 2.25% 2021	4,750	4,604
Crown Castle International Corp. 4.875% 2022	300	323
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,611
DDR Corp. 4.25% 2026	415	419
Developers Diversified Realty Corp. 7.50% 2017	10,500	10,605
Developers Diversified Realty Corp. 7.875% 2020	9,000	10,482
EPR Properties 4.50% 2025	7,265	7,179
EPR Properties 4.75% 2026	3,865	3,843
Essex Portfolio L.P. 3.25% 2023	7,845	7,830
Essex Portfolio L.P. 3.875% 2024	2,335	2,381
Gaming and Leisure Properties, Inc. 4.375% 2021[1]	550	573
Gaming and Leisure Properties, Inc. 5.375% 2026[1]	3,780	3,945
Hospitality Properties Trust 6.70% 2018	5,978	6,115
Hospitality Properties Trust 5.00% 2022	5,250	5,532
Hospitality Properties Trust 4.50% 2023	5,980	6,078
Hospitality Properties Trust 4.50% 2025	3,925	3,842
Host Hotels & Resorts LP 4.50% 2026	650	667
Iron Mountain Inc. 6.00% 2020[4]	6,000	6,300
iStar Financial Inc. 5.00% 2019	8,400	8,552
Kimco Realty Corp. 4.30% 2018	10,000	10,187
Kimco Realty Corp. 3.40% 2022	3,025	3,075
Realogy Corp. 5.25% 2021[4]	8,375	8,668
Realogy Corp. 4.875% 2023[4]	2,575	2,524
Scentre Group 2.375% 2019[4]	3,950	3,958
Scentre Group 2.375% 2021[4]	4,220	4,160
Scentre Group 3.25% 2025[4]	4,155	4,039
Scentre Group 3.50% 2025[4]	9,000	8,921
Select Income REIT 4.15% 2022	3,055	3,053
Simon Property Group, LP 2.35% 2022	2,990	2,948
Capital Income Builder — Page 23 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 3.25% 2026	$6,750	$6,623
WEA Finance LLC 2.70% 2019[4]	14,415	14,587
WEA Finance LLC 3.25% 2020[4]	22,015	22,450
WEA Finance LLC 3.75% 2024[4]	4,680	4,747
		239,313
Total corporate bonds & notes		6,420,611
Mortgage-backed obligations 2.32%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.602% 2049[8,9]	364	364
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 2.922% 2034[8,9]	43	43
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.508% 2034[8,9]	895	919
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[8,9]	159	162
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[8,9]	4,320	4,441
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.133% 2049[8,9]	5,000	5,101
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.645% 2043[4,8,9]	1,195	1,193
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	267	291
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	160	176
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	210	226
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[8,9]	117	117
Fannie Mae 4.50% 2020[8]	383	394
Fannie Mae 6.00% 2021[8]	530	568
Fannie Mae 5.00% 2023[8]	1,236	1,318
Fannie Mae 4.50% 2024[8]	6,182	6,527
Fannie Mae 4.50% 2024[8]	1,494	1,573
Fannie Mae 6.00% 2024[8]	2,382	2,688
Fannie Mae 6.00% 2024[8]	17	18
Fannie Mae 6.00% 2026[8]	8,556	9,655
Fannie Mae 6.00% 2027[8]	12,267	13,842
Fannie Mae 5.50% 2033[8]	361	404
Fannie Mae 3.50% 2035[8]	41,010	42,495
Fannie Mae 6.00% 2036[8]	5,383	6,139
Fannie Mae 6.00% 2036[8]	4,050	4,618
Fannie Mae 6.00% 2036[8]	3,138	3,546
Fannie Mae 6.00% 2036[8]	2,383	2,717
Fannie Mae 6.00% 2036[8]	1,001	1,143
Fannie Mae 5.50% 2037[8]	383	429
Fannie Mae 6.50% 2037[8]	1,507	1,731
Fannie Mae 6.50% 2037[8]	316	335
Fannie Mae 6.50% 2037[8]	233	267
Fannie Mae 6.50% 2037[8]	169	179
Fannie Mae 7.00% 2037[8]	3,632	4,224
Fannie Mae 7.00% 2037[8]	221	251
Fannie Mae 7.50% 2037[8]	608	676
Fannie Mae 7.50% 2037[8]	279	310
Fannie Mae 7.50% 2037[8]	195	217
Fannie Mae 7.50% 2037[8]	119	127
Fannie Mae 5.50% 2038[8]	3,681	4,157
Fannie Mae 5.50% 2038[8]	2,763	3,120
Fannie Mae 5.50% 2038[8]	1,111	1,255
Fannie Mae 5.50% 2038[8]	675	763
Fannie Mae 5.50% 2038[8]	373	415
Fannie Mae 6.00% 2038[8]	1,824	2,086
Fannie Mae 7.00% 2038[8]	82	94
Capital Income Builder — Page 24 of 34

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2039[8]	$260	$289
Fannie Mae 4.00% 2040[8]	778	824
Fannie Mae 6.00% 2040[8]	13,205	14,933
Fannie Mae 4.00% 2041[8]	1,188	1,257
Fannie Mae 4.00% 2041[8]	713	752
Fannie Mae 4.00% 2041[8]	585	619
Fannie Mae 4.00% 2041[8]	384	407
Fannie Mae 5.00% 2041[8]	11,877	12,977
Fannie Mae 6.00% 2041[8]	9,365	10,682
Fannie Mae 4.00% 2042[8]	28,470	30,074
Fannie Mae 4.00% 2042[8]	16,715	17,666
Fannie Mae 4.00% 2042[8]	5,823	6,162
Fannie Mae 4.00% 2042[8]	4,075	4,307
Fannie Mae 4.00% 2042[8]	2,336	2,469
Fannie Mae 4.00% 2042[8]	2,000	2,117
Fannie Mae 4.50% 2043[8]	5,500	5,914
Fannie Mae 4.00% 2044[8]	14,508	15,283
Fannie Mae 4.00% 2044[8]	7,961	8,403
Fannie Mae 4.00% 2044[8]	7,788	8,222
Fannie Mae 4.00% 2045[8]	107,488	112,851
Fannie Mae 4.00% 2045[8]	90,772	95,304
Fannie Mae 4.00% 2045[8]	20,627	21,767
Fannie Mae 3.00% 2046[8]	79,446	78,683
Fannie Mae 3.50% 2046[8]	2,876	2,951
Fannie Mae 4.00% 2046[8]	116,151	121,956
Fannie Mae 4.00% 2046[8]	56,760	59,983
Fannie Mae 4.00% 2046[8]	34,413	36,367
Fannie Mae 4.00% 2046[8]	28,018	29,577
Fannie Mae 4.00% 2046[8]	25,969	27,378
Fannie Mae 4.00% 2046[8]	23,761	25,107
Fannie Mae 4.00% 2046[8]	20,754	21,881
Fannie Mae 4.00% 2046[8]	13,977	14,736
Fannie Mae 4.00% 2046[8]	7,881	8,326
Fannie Mae 4.00% 2046[8]	7,065	7,449
Fannie Mae 4.00% 2046[8]	5,926	6,248
Fannie Mae 4.00% 2046[8]	5,899	6,127
Fannie Mae 4.00% 2046[8]	5,573	5,889
Fannie Mae 4.00% 2046[8]	975	1,023
Fannie Mae 4.50% 2046[8]	91,919	99,032
Fannie Mae 4.50% 2046[8]	64,452	69,398
Fannie Mae 4.50% 2046[8]	5,755	6,199
Fannie Mae 4.50% 2047[8,11]	123,000	132,249
Fannie Mae 4.50% 2047[8,11]	19,000	20,386
Fannie Mae 7.00% 2047[8]	59	67
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[8]	1	1
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[8]	1,072	1,092
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	708	784
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	2,040	1,775
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	1,438	1,276
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	434	386
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[8]	261	231
Fannie Mae, Series 2006-65, Class PF, 1.051% 2036[8,9]	1,904	1,897
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	89	101
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	92	106
Freddie Mac 5.50% 2023[8]	1,104	1,180
Capital Income Builder — Page 25 of 34

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2027[8]	$2,473	$2,740
Freddie Mac 3.50% 2034[8]	1,353	1,402
Freddie Mac 3.50% 2035[8]	16,811	17,417
Freddie Mac 3.50% 2035[8]	8,780	9,097
Freddie Mac 3.50% 2035[8]	7,221	7,481
Freddie Mac 3.50% 2035[8]	6,992	7,244
Freddie Mac 3.50% 2035[8]	4,268	4,422
Freddie Mac 3.50% 2035[8]	488	506
Freddie Mac 3.50% 2036[8]	27,531	28,525
Freddie Mac 5.00% 2038[8]	1,796	1,972
Freddie Mac 5.50% 2038[8]	3,507	3,891
Freddie Mac 5.00% 2039[8]	12,952	14,089
Freddie Mac 4.00% 2040[8]	1,893	1,998
Freddie Mac 6.00% 2040[8]	135	153
Freddie Mac 4.50% 2041[8]	20,467	22,090
Freddie Mac 4.50% 2041[8]	849	914
Freddie Mac 5.00% 2041[8]	349	383
Freddie Mac 5.50% 2041[8]	6,330	7,027
Freddie Mac 4.00% 2042[8]	16,838	17,758
Freddie Mac 4.50% 2043[8]	2,130	2,294
Freddie Mac 3.50% 2045[8]	44,665	45,960
Freddie Mac 3.50% 2046[8]	68,382	69,855
Freddie Mac 3.50% 2046[8]	22,938	23,512
Freddie Mac 3.50% 2046[8]	9,525	9,767
Freddie Mac 3.50% 2046[8]	578	585
Freddie Mac 4.00% 2046[8]	37,850	39,892
Freddie Mac 4.00% 2046[8]	21,087	22,230
Freddie Mac 4.00% 2046[8]	18,766	19,778
Freddie Mac 4.00% 2046[8]	4,559	4,804
Freddie Mac 6.50% 2047[8]	415	463
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	579	593
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[8]	8,590	8,942
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[8]	18,009	17,977
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[8]	10,110	10,155
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	41,420	41,533
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[8]	5,965	6,041
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[8]	11,565	11,862
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[8]	8,000	7,998
Freddie Mac, Series K723, Class A2, multifamily 2.454% 2023[8]	3,000	2,989
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[8]	3,717	3,733
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[8,9]	9,380	9,798
Freddie Mac, Series 2642, Class BL, 3.50% 2023[8]	369	376
Freddie Mac, Series 2626, Class NG, 3.50% 2023[8]	49	50
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[8,9]	10,000	10,586
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	53,910	55,239
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[8]	41,090	41,283
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[8]	773	717
Freddie Mac, Series K056, Class A2, multifamily 2.525% 2026[8]	15,640	15,202
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[8]	17,000	16,742
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[8]	3,000	2,970
Freddie Mac, Series K061, Class A2, multifamily, 3.347% 2026[8]	26,430	27,331
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	1,912	2,113
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	2,557	2,336
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[8]	1,562	1,376
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	868	764
Capital Income Builder — Page 26 of 34

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	$797	$741
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	709	651
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[8]	447	414
Government National Mortgage Assn. 4.50% 2037[8]	2,381	2,576
Government National Mortgage Assn. 6.00% 2039[8]	3,555	4,069
Government National Mortgage Assn. 6.50% 2039[8]	411	465
Government National Mortgage Assn. 3.50% 2040[8]	338	352
Government National Mortgage Assn. 5.00% 2040[8]	3,388	3,653
Government National Mortgage Assn. 5.50% 2040[8]	4,574	5,134
Government National Mortgage Assn. 4.50% 2041[8]	3,448	3,710
Government National Mortgage Assn. 5.00% 2041[8]	4,298	4,628
Government National Mortgage Assn. 6.50% 2041[8]	1,992	2,276
Government National Mortgage Assn. 4.50% 2043[8]	20,346	21,864
Government National Mortgage Assn. 4.50% 2043[8]	2,121	2,278
Government National Mortgage Assn. 4.50% 2043[8]	1,938	2,082
Government National Mortgage Assn. 4.50% 2044[8]	93	100
Government National Mortgage Assn. 4.50% 2045[8]	80,213	86,104
Government National Mortgage Assn. 4.50% 2045[8]	62,859	67,518
Government National Mortgage Assn. 4.50% 2045[8]	24,799	26,637
Government National Mortgage Assn. 4.50% 2045[8]	17,321	18,604
Government National Mortgage Assn. 4.50% 2045[8]	13,890	14,919
Government National Mortgage Assn. 4.50% 2045[8]	11,391	12,235
Government National Mortgage Assn. 4.50% 2045[8]	6,515	6,998
Government National Mortgage Assn. 4.50% 2045[8]	1,542	1,656
Government National Mortgage Assn. 5.807% 2058[8]	768	781
Government National Mortgage Assn. 6.21% 2058[8]	869	880
Government National Mortgage Assn. 6.21% 2058[8]	173	177
Government National Mortgage Assn. 6.432% 2058[8]	129	129
Government National Mortgage Assn. 4.567% 2061[8]	2,285	2,371
Government National Mortgage Assn. 4.555% 2062[8]	6,649	6,935
Government National Mortgage Assn. 4.635% 2062[8]	2,869	2,997
Government National Mortgage Assn. 4.796% 2062[8]	3,368	3,505
Government National Mortgage Assn. 4.776% 2064[8]	1,197	1,236
Government National Mortgage Assn. 4.901% 2064[8]	631	652
Government National Mortgage Assn. 4.901% 2064[8]	607	628
Government National Mortgage Assn. 4.90% 2064[8]	595	613
Government National Mortgage Assn. 4.897% 2065[8]	593	612
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[8]	2,051	1,827
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[8]	1,357	1,197
Government National Mortgage Assn., Series 2003, 6.172% 2058[8]	90	93
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[8]	68	68
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[8,9]	654	654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[8]	1,587	1,586
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.734% 2049[8,9]	4,585	4,597
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[8,9]	3,222	3,263
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.161% 2045[8,9]	5,335	5,490
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,9]	100	110
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[4,8]	1,728	1,738
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,4,8]	1,154	1,160
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,8,9]	4,096	4,063
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[8,9]	8,000	8,032
		2,326,447
Capital Income Builder — Page 27 of 34

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 0.48%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,8]	$500	$501
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,8]	12,345	12,524
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	12,500	12,529
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[4,8]	4,010	4,001
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	19,870	19,895
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[8]	3,564	3,564
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[8]	1,217	1,219
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[4,8]	2,955	2,959
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,8]	3,311	3,322
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[4,8]	505	506
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,8]	5,090	5,155
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,8]	707	709
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[4,8]	3,851	3,851
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 0% 2020[3,4,8,9]	30,285	19,498
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.922% 2021[3,4,8,9]	8,157	5,356
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[8]	15,101	15,097
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A1, 4.192% 2020[8]	13	13
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[4,8]	2,991	2,990
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[4,8]	5,035	5,030
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[4,8]	3,765	3,810
Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03% 2033[8]	6	6
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,8]	172	173
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,8]	1,446	1,447
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[4,8]	7,100	7,195
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	1,500	1,514
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,412
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[8]	540	550
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, 0.958% 2035[8,9]	132	121
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, 0.908% 2036[8,9]	6,058	5,440
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.908% 2037[8,9]	8,001	7,335
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.918% 2037[8,9]	17,043	15,202
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[8]	50,000	50,056
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	33,755	34,044
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,8]	1,397	1,390
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,8]	7,270	7,308
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,8]	4,800	4,847
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	3,500	3,554
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	12,000	12,158
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,8]	2,890	2,930
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[4,8]	1,365	1,374
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	1,510	1,510
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,8]	1,925	1,943
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	6,340	6,340
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	8,000	7,993
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A2, 3.29% 2018[4,8]	230	230
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,8]	4,000	3,968
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,8]	1,885	1,864
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,8]	29,415	29,383
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,8]	1,938	1,949
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.931% 2037[8,9]	12,082	11,023
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[3,4,8]	338	340
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.315% 2025[4,8,9]	21,600	21,592
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[8,9]	2,968	2,758
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[4,8]	5,000	4,989
Capital Income Builder — Page 28 of 34

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[4,8]	$5,000	$4,966
RAMP Trust, Series 2004-RS12, Class AI6, 4.547% 2034[8]	56	57
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[8]	3,213	3,225
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[8]	6,790	6,839
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	10,000	10,071
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	1,855	1,861
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	7,665	7,750
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	2,700	2,740
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	7,550	7,666
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	2,115	2,102
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[8]	33,216	33,139
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[4,8]	2,250	2,272
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[4,8]	2,625	2,644
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[8]	15,208	15,190
		477,989
Federal agency bonds & notes 0.15%
CoBank, ACB 1.563% 2022[4,9]	3,190	3,097
Fannie Mae 2.125% 2026	37,230	35,400
Freddie Mac 1.00% 2017	14,400	14,419
Freddie Mac 5.50% 2017	50,000	51,356
Freddie Mac 1.25% 2019	50,000	49,774
		154,046
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Manitoba (Province of) 3.05% 2024	6,850	6,941
Ontario (Province of) 3.20% 2024	10,000	10,244
Saudi Arabia (Kingdom of) 3.25% 2026[4]	33,250	31,778
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	71,364
		120,327
Municipals 0.05% Washington 0.02%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	$25,000	25,190
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,625
New Jersey 0.01%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,785
Total municipals		55,600
Total bonds, notes & other debt instruments (cost: $16,689,542,000)		16,782,401
Short-term securities 1.88%
Apple Inc. 0.84% due 4/17/2017[4]	13,250	13,229
Bank of New York Mellon Corp. 0.90% due 4/11/2017	25,000	24,961
Chariot Funding, LLC 0.90% due 3/17/2017[4]	49,000	48,948
Chevron Corp. 0.60%–0.87% due 2/6/2017–5/22/2017[4]	127,000	126,870
Citibank, N.A. 0.94%–1.22% due 3/6/2017–6/1/2017	75,000	75,016
Coca-Cola Co. 0.87% due 5/10/2017[4]	75,000	74,834
Capital Income Builder — Page 29 of 34

unaudited
Short-term securities	Principal amount (000)	Value (000)
Eli Lilly and Co. 0.66% due 2/2/2017[4]	$37,000	$36,999
Estée Lauder Companies Inc. 0.68%–0.73% due 2/13/2017–3/13/2017[4]	63,400	63,366
Federal Home Loan Bank 0.51%–0.56% due 2/17/2017–4/17/2017	678,400	677,809
Freddie Mac 0.45%–0.50% due 2/2/2017–5/15/2017	89,050	88,970
General Electric Co. 0.78% due 3/29/2017	75,000	74,918
Home Depot Inc. 0.60% due 2/2/2017[4]	25,000	24,999
Jupiter Securitization Co., LLC 0.90% due 3/6/2017–3/8/2017[4]	132,700	132,593
Microsoft Corp. 0.73%–0.83% due 2/23/2017–4/11/2017[4]	129,750	129,634
National Rural Utilities Cooperative Finance Corp. 0.76% due 3/8/2017	15,000	14,990
PepsiCo Inc. 0.63% due 2/21/2017[4]	27,500	27,490
Pfizer Inc. 0.74%–0.87% due 3/9/2017–5/15/2017[4]	100,000	99,851
Walt Disney Co. 0.80% due 3/31/2017[4]	24,500	24,471
Wells Fargo Bank, N.A. 0.90%–1.08% due 3/1/2017–5/3/2017	125,000	125,039
Total short-term securities (cost: $1,884,828,000)		1,884,987
Total investment securities 99.93% (cost: $92,146,925,000)		100,302,522
Other assets less liabilities 0.07%		66,527
Net assets 100.00%		$100,369,049
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $616,523,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 1/31/2017 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	2/7/2017	JPMorgan Chase	$130,819	£102,582	$1,757
British pounds	2/10/2017	Citibank	$196,867	£160,000	(4,444)
Euros	3/24/2017	Citibank	$225,234	€209,969	(1,959)
New Zealand dollars	3/9/2017	Bank of America, N.A.	$21,461	NZ$29,616	(245)
					$(4,891)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2017, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
Sampo Oyj, Class A	29,229,310	2,579,868	—	31,809,178	$—	$1,473,101
SSE PLC	78,291,002	365,000	5,382,387	73,273,615	24,626	1,372,533
EDP - Energias de Portugal, SA	242,838,428	49,675,569	—	292,513,997	—	848,787
Abertis Infraestructuras, SA, Class A, non-registered shares	47,468,263	2,877,000	—	50,345,263	—	719,835
Capital Income Builder — Page 30 of 34

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2017 (000)
Six Flags Entertainment Corp.	6,160,400	1,204,158	—	7,364,558	$4,131	$438,780
Gaming and Leisure Properties, Inc. REIT	10,159,257	2,450,400	—	12,609,657	6,096	398,843
Gaming and Leisure Properties, Inc. 5.375% 2026	$3,780,000	—	—	$3,780,000	—	3,945
Gaming and Leisure Properties, Inc. 4.375% 2021	$550,000	—	—	$550,000	—	573
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	3,415	249,857
Greene King PLC	24,691,512	—	—	24,691,512	2,728	211,532
Vanguard International Semiconductor Corp.[3]	91,675,725	19,352,000	—	111,027,725	—	200,294
Mercury General Corp.	2,909,700	—	—	2,909,700	1,811	184,039
Whitecap Resources Inc.	21,385,000	—	—	21,385,000	1,116	170,258
Moneysupermarket.com Group PLC	35,588,401	—	—	35,588,401	—	147,518
AA PLC	36,819,677	1,150,000	—	37,969,677	—	116,501
Ratchaburi Electricity Generating Holding PCL, foreign registered	77,350,000	—	—	77,350,000	—	112,038
DineEquity, Inc.	1,475,000	—	—	1,475,000	1,431	101,155
TalkTalk Telecom Group PLC	51,345,000	—	—	51,345,000	3,381	101,087
Gannett Co., Inc.	8,547,400	—	—	8,547,400	1,368	82,226
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT	145,255,000	—	—	145,255,000	869	72,194
Marston’s PLC	41,884,228	—	3,063,800	38,820,428	2,472	64,317
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	—	24,279
Leifheit AG, non-registered shares	320,000	—	—	320,000	—	20,868
Covanta Holding Corp.[12]	10,247,332	—	7,221,732	3,025,600	756	—
					$54,200	$7,114,560
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,434,370,000, which represented 1.43% of the net assets of the fund. This amount includes $1,127,701,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,273,509,000, which represented 2.27% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,170,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $61,261,000, which represented .06% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Purchased on a TBA basis.
[12]	Unaffiliated issuer at 1/31/2017.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Income Builder — Page 31 of 34

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
Capital Income Builder — Page 32 of 34

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$13,230,916	$—	$—	$13,230,916
Financials	10,382,903	—	—	10,382,903
Utilities	8,790,343	280,315	—	9,070,658
Energy	8,279,468	—	—	8,279,468
Telecommunication services	8,198,880	—	—	8,198,880
Health care	7,658,755	—	—	7,658,755
Industrials	6,113,439	14,488	—	6,127,927
Information technology	4,297,430	1,113,213	—	5,410,643
Real estate	4,573,248	—	—	4,573,248
Consumer discretionary	4,273,341	—	—	4,273,341
Materials	2,089,624	—	—	2,089,624
Miscellaneous	1,839,330	—	—	1,839,330
Preferred securities	5,212	8,283	—	13,495
Convertible stocks	485,946	—	—	485,946
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,227,381	—	7,227,381
Corporate bonds & notes	—	6,420,611	—	6,420,611
Mortgage-backed obligations	—	2,326,447	—	2,326,447
Asset-backed obligations	—	453,135	24,854	477,989
Federal agency bonds & notes	—	154,046	—	154,046
Bonds & notes of governments & government agencies outside the U.S.	—	120,327	—	120,327
Municipals	—	55,600	—	55,600
Short-term securities	—	1,884,987	—	1,884,987
Total	$80,218,835	$20,058,833	$24,854	$100,302,522

Capital Income Builder — Page 33 of 34

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,757	$—	$1,757
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,648)	—	(6,648)
Total	$—	$(4,891)	$—	$(4,891)
*	Securities with a value of $1,127,701,000, which represented 1.12% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,403,976
Gross unrealized depreciation on investment securities	(4,660,163)
Net unrealized appreciation on investment securities	7,743,813
Cost of investment securities	92,558,709

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LOC = Letter of Credit
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NZ$ = New Zealand dollars
€ = Euros	Ref. = Refunding
FDR = Fiduciary Depositary Receipts	Rev. = Revenue
Fin. = Finance	TBA = To-be-announced
GBP/£ = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0317O-S54133	Capital Income Builder — Page 34 of 34

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017